Equity Line of Credit (“ELOC”) (Details) - USD ($)							12 Months Ended
	Dec. 31, 2025	Dec. 30, 2025	Oct. 13, 2025	Sep. 30, 2025	Sep. 24, 2025	Jun. 18, 2025	Dec. 31, 2025	Dec. 31, 2024
Equity Line of Credit (“ELOC”) [Line Items]
Greater volume weighted average price						85.00%
Issuance of shares of common stock							2,709,411
Purchase notices for shares	1,000,000	500,000	30,000
Settlement price per share	$ 0.32	$ 0.32	$ 2.62
Gross proceeds received	$ 317,000	$ 159,500	$ 78,516				$ 555,016
loss on issuance of shares							$ (246,184)
New Circle Principal Investment LLC [Member]
Equity Line of Credit (“ELOC”) [Line Items]
Line of credit						$ 50,000,000
Lowest daily volume weighted average price						97.00%
Number of trading days						3 days
Issuance of shares of common stock		1,000,000	30,000
Number of remaining settled shares	500,000						500,000
Standby Equity Purchase Agreement [Member]
Equity Line of Credit (“ELOC”) [Line Items]
Commitment fee				$ 350,000			$ 350,000
Issuance of shares of common stock					106,383
Common stock value per share					$ 3.29